Asbestos (Details 4) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)
Changes in the deferred income taxes - asbestos
Deferred tax assets, Beginning balance	$ 461.9	446.9
Exchange rate, Beginning balance	0.9676	0.9676
Amounts Offset Against Income Tax Payable	(23.1)	(22.1)	(21.1)
Amounts offset against income tax payable, Exchange rate	0.9573	0.9573
AICF earnings	2.6	2.5
AICF earnings, Exchange rate	0.9573	0.9573
Gain(loss) on foreign currency exchange	3.1
Deferred tax assets, Ending balance	$ 444.5	427.3	$ 461.9
Exchange rate, Ending balance	0.9614	0.9614	0.9676